Financial Risk Management - Summary of Net Debt Movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ (1,002,820)
Ending balance	(367,937)	R$ (1,002,820)
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(114,752)	(99,275)
Cash flow and dividends provision	(126,505)	(15,477)
Ending balance	(241,257)	(114,752)
Loans and obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(617,092)	(175,290)
Cash flow and dividends provision	112,315	20,864
Fair value and monetary adjustments	(37,998)	(28,686)
Addition and finance expenses accrual	(184,292)	(450,493)
Foreign exchange adjustments	(134,475)	16,513
Ending balance	(861,542)	(617,092)
Retirement Plans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(85,554)
Cash flow and dividends provision	(279,770)	(82,734)
Fair value and monetary adjustments	(9,489)	(2,820)
Ending balance	(374,813)	(85,554)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(72,812)	(86,211)
Cash flow and dividends provision	29,406	25,830
Fair value and monetary adjustments	0	(2,737)
Addition and finance expenses accrual	(76,049)
Other changes	0	(9,694)
Ending balance	(119,455)	(72,812)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	660,305	136,581
Cash flow and dividends provision	(512,354)	522,328
Fair value and monetary adjustments	31,955	1,396
Foreign exchange adjustments	43,396
Ending balance	223,302	660,305
Financial instruments at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,168,355	1,243,764
Cash flow and dividends provision	269,443	(172,629)
Fair value and monetary adjustments	93,238	97,220
Ending balance	R$ 1,531,036	R$ 1,168,355